Loans - Schedule of Impairment by Class of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 7,953	$ 9,495	$ 10,568
Recorded Investment With No Allowance	3,326	7,469	7,724
Recorded Investment With Allowance	3,847	1,262	1,495
Total Recorded Investment	7,173	8,731	9,219
Related Allowance	729	389	184
Average Recorded Investment	8,902	9,063	11,258
Interest Income Recognized	312	309	359
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	5,476	6,541	7,011
Recorded Investment With No Allowance	1,690	5,832	5,889
Recorded Investment With Allowance	3,354	301	37
Total Recorded Investment	5,044	6,133	5,926
Related Allowance	705	299
Average Recorded Investment	6,609	5,972	6,739
Interest Income Recognized	241	230	208
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	796	1,265	1,836
Recorded Investment With No Allowance	600	670	950
Recorded Investment With Allowance	21	393	728
Total Recorded Investment	621	1,063	1,678
Related Allowance		64	109
Average Recorded Investment	786	1,420	2,723
Interest Income Recognized	10	18	90
Residential Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,681	1,689	1,721
Recorded Investment With No Allowance	1,036	967	885
Recorded Investment With Allowance	472	568	730
Total Recorded Investment	1,508	1,535	1,615
Related Allowance	24	26	75
Average Recorded Investment	1,507	1,671	1,796
Interest Income Recognized	$ 61	$ 61	$ 61